Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Undrawn credit commitments
Letters of credit and financial guarantees	$ 13,118	$ 12,447
Commitments to extend credit	198,876	193,457
Other	117	247
Total undrawn credit commitments	212,111	206,151
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	6,000	8,800
Parent Entity
Undrawn credit commitments
Letters of credit and financial guarantees	12,539	11,847
Commitments to extend credit	175,206	168,719
Other	117	247
Total undrawn credit commitments	187,862	180,813
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	$ 5,100	$ 7,900